Long-Term Licensing Agreement (Tables)	12 Months Ended
Dec. 31, 2021
LongTerm Licensing Agreement [Line Items]
Summary Of Principal Amounts Due In Each Of The Next Five Years	Under the terms of these agreements with suppliers, the Company has future minimum obligations as of December 31, 2021 as follows (in thousands):

Years Ending December 31:
2022	$23,560
2023	17,143
2024	11,384
2025	10,247
2026	10,254
Thereafter	50,987

Total	$123,575

Licensing Agreement [Member]
LongTerm Licensing Agreement [Line Items]
Summary Of Principal Amounts Due In Each Of The Next Five Years
Principal amounts due in each of the next five years and thereafter for the Licensing Agreement as of December 31, 2021, are as follows (in thousands):

Years Ending December 31:
2022	$2,703
2023	2,876
2024	3,061
2025	3,257
2026	3,466
Thereafter	20,969

Total	$36,332